Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 12, 2012
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSRX
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSIX
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSSX
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZFRX
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZFIX
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZFSX
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZHRX
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZHIX
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZHSX
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZCRX
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZCIX
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZCSX

Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund
Muzinich Short Duration High Yield Corporate Debt Fund
Investment Objective
The Muzinich Short Duration High Yield Corporate Debt Fund (the "Short Duration
Fund" or the "Fund") seeks to provide a high level of income with an emphasis on relative price stability and principal protection.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Short Duration Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under "Choosing a
Share Class" on Page 41 of the Prospectus and "Additional Purchase and
Redemption Information" on Page 32 of the Statement of Additional
Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Muzinich Short Duration High Yield Corporate Debt Fund	Class A Shares	Institutional Shares	Supra Institutional Shares
Maximum Front End Sales Charge	4.25%	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Muzinich Short Duration High Yield Corporate Debt Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.35%	0.25%	0.25%
Shareholder Servicing Fees		0.10%	0.10%
Total Other Expenses	[1]	0.45%	0.35%	0.25%
Total Annual Fund Operating Expenses		1.25%	0.90%	0.80%
Fee Waiver and/or Expense Reimbursement		(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	0.65%	0.55%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Muzinich & Co., Inc. (the "Advisor") has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.00%, 0.65% and 0.55%, respectively, of the Short Duration Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The example below is intended to help you compare the cost of investing in the
Short Duration Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
Expense Caps in the first two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Muzinich Short Duration High Yield Corporate Debt Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	523	756
Institutional Shares	66	236
Supra Institutional Shares	56	204

Portfolio Turnover
The Short Duration Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
The Short Duration Fund normally invests at least 80% of the Fund's net assets in high yield corporate bonds and loans (commonly referred to as "junk" bonds or loans), including floating rate loans. The Fund's portfolio is typically well-diversified with bonds and bank loans and bank loan participations that the
Advisor believes have attractive risk/return characteristics and which are issued by U.S. and foreign corporations. High yield bonds and loans in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund typically focuses on bonds that have short durations (i.e., bonds for which the portfolio average duration-to-worst is not expected to exceed two-and-one-half years) and which are rated BB+ through B- by Standard & Poor's or Ba1 through B3 by Moody's, or are deemed equivalent by the Advisor. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. The Fund may invest up to 25% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Duration-to-worst is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. Duration calculations typically incorporate a bond's maturity date. For high yield bonds (also known as "junk bonds") however, companies issuing these bonds may call them away from investors at a date earlier than maturity. This earlier date may be more advantageous to the company issuing bonds and less advantageous to investors. The Advisor measures duration for each bond in the portfolio using the maturity or potential call date that is most advantageous to the company issuing the bond. This duration measure is called
"Duration-to-Worst."

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield debt instruments, it relies principally on its own research and investment analysis. The Advisor selects bonds and loans based on a rigorous bottom-up evaluation of each company and each security in the Fund's portfolio.
The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.

The Advisor seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations. The Short Duration Fund's "duration-to-worst"
profile is usually no more than two years on average, where duration is a measure of a portfolio's sensitivity to interest rate changes. Due to market fluctuations, the average "duration-to-worst" profile of the portfolio may vary from time to time. Under normal market conditions, the average "duration-to-worst"
profile of the portfolio is not expected to exceed two-and-one-half years. "Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The
Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Short Duration Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The Short Duration Fund is actively managed with discretion and may underperform market indices or other funds.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The Short Duration Fund's
   investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield" securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Short
   Duration Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Short Duration Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds, loans and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The Short Duration Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Debt/Fixed Income Securities Risk - The value of your investment in the Short
   Duration Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Short
   Duration Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Short Duration Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares.
   Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Short Duration
   Fund's performance.

·  Liquidity Risk - High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Short Duration Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the
   Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the
Fund's website at www.Muzinich.com or by calling the Fund toll-free at
1-855-MUZINICH or 1-855-689-4642.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 12, 2012
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Muzinich Short Duration High Yield Corporate Debt Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Muzinich Short Duration High Yield Corporate Debt Fund (the "Short Duration
Fund" or the "Fund") seeks to provide a high level of income with an emphasis on
		relative price stability and principal protection.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Short Duration Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under "Choosing a
Share Class" on Page 41 of the Prospectus and "Additional Purchase and
Redemption Information" on Page 32 of the Statement of Additional
		Information ("SAI").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Short Duration Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect
		the Fund's performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Short Duration Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
		Expense Caps in the first two years).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Short Duration Fund normally invests at least 80% of the Fund's net assets in high yield corporate bonds and loans (commonly referred to as "junk" bonds or loans), including floating rate loans. The Fund's portfolio is typically well-diversified with bonds and bank loans and bank loan participations that the
Advisor believes have attractive risk/return characteristics and which are issued by U.S. and foreign corporations. High yield bonds and loans in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund typically focuses on bonds that have short durations (i.e., bonds for which the portfolio average duration-to-worst is not expected to exceed two-and-one-half years) and which are rated BB+ through B- by Standard & Poor's or Ba1 through B3 by Moody's, or are deemed equivalent by the Advisor. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. The Fund may invest up to 25% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Duration-to-worst is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. Duration calculations typically incorporate a bond's maturity date. For high yield bonds (also known as "junk bonds") however, companies issuing these bonds may call them away from investors at a date earlier than maturity. This earlier date may be more advantageous to the company issuing bonds and less advantageous to investors. The Advisor measures duration for each bond in the portfolio using the maturity or potential call date that is most advantageous to the company issuing the bond. This duration measure is called
"Duration-to-Worst."

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield debt instruments, it relies principally on its own research and investment analysis. The Advisor selects bonds and loans based on a rigorous bottom-up evaluation of each company and each security in the Fund's portfolio.
The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.

The Advisor seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations. The Short Duration Fund's "duration-to-worst"
profile is usually no more than two years on average, where duration is a measure of a portfolio's sensitivity to interest rate changes. Due to market fluctuations, the average "duration-to-worst" profile of the portfolio may vary from time to time. Under normal market conditions, the average "duration-to-worst"
profile of the portfolio is not expected to exceed two-and-one-half years. "Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The
Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the
		amount of defaulted securities the Fund may hold.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Short Duration Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The Short Duration Fund is actively managed with discretion and may underperform market indices or other funds.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The Short Duration Fund's
   investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield" securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Short
   Duration Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Short Duration Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds, loans and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The Short Duration Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Debt/Fixed Income Securities Risk - The value of your investment in the Short
   Duration Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Short
   Duration Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Short Duration Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares.
   Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Short Duration
   Fund's performance.

·  Liquidity Risk - High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Short Duration Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the
   Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they
		grade.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Short Duration Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the
Fund's website at www.Muzinich.com or by calling the Fund toll-free at
		1-855-MUZINICH or 1-855-689-4642.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-MUZINICH or 1-855-689-4642
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.Muzinich.com
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	523
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	756
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	236
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	204

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Muzinich & Co., Inc. (the "Advisor") has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.00%, 0.65% and 0.55%, respectively, of the Short Duration Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund
Muzinich High Income Floating Rate Fund
Investment Objective
The Muzinich High Income Floating Rate Fund (the "Floating Rate Fund" or the
"Fund") seeks to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under "Choosing a
Share Class" on Page 41 of the Prospectus and "Additional Purchase and
Redemption Information" on Page 32 of the SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Muzinich High Income Floating Rate Fund	Class A Shares	Institutional Shares	Supra Institutional Shares
Maximum Front End Sales Charge	4.25%	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Muzinich High Income Floating Rate Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.74%	0.64%	0.64%
Shareholder Servicing Fees		0.10%	0.10%
Total Other Expenses	[1]	0.84%	0.74%	0.64%
Total Annual Fund Operating Expenses		1.64%	1.29%	1.19%
Fee Waiver and/or Expense Reimbursement		(0.59%)	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	0.70%	0.60%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.70% and 0.60%, respectively, of the Floating Rate Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The example below is intended to help you compare the cost of investing in the
Floating Rate Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
Expense Caps in the first two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Muzinich High Income Floating Rate Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	528	807
Institutional Shares	72	289
Supra Institutional Shares	61	258

Portfolio Turnover
The Floating Rate Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance.
Principal Investment Strategies
The Floating Rate Fund normally invests at least 80% of its net assets in floating rate bonds or loans. The Fund's portfolio is typically well-diversified in such bonds or loans (i.e., bonds or loans for which the portfolio's risk from a rising interest rate environment is low because the interest rates of the holdings "float" or reset periodically), below investment grade floating rate bank loans and notes that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. The Fund typically purchases securities rated from BB+ to B- by Standard & Poor's, Ba1 through B3 by Moody's, or which are deemed equivalent by the Advisor.
Instruments that fall in this rating category are also known as high yield bonds (or loans) or "junk bonds." The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. Floating rate instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 25% of its net assets in foreign securities, of which 10% may include securities in emerging market countries.
The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield floating rate instruments, it relies principally on its own research and investment analysis. The Advisor selects floating rate bonds and loans based on a rigorous bottom-up evaluation of each company and each security in the Fund's portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.

The Advisor seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with interest rates that reset periodically. The Advisor believes that this floating rate approach reduces the risk to the portfolio from rising interest rates.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the
Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.
The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Floating Rate Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The Floating Rate Fund is actively managed with discretion and may underperform market indices or other funds.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The Floating Rate Fund's
   investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities.
   High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield"
   securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Floating
   Rate Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Floating Rate Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds, loans and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The Floating Rate Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Debt/Fixed Income Securities Risk - The value of your investment in the
   Floating Rate Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the
   Floating Rate Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Floating Rate Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Bonds and loans may decline in value.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with floating rate coupons, such as those in this Fund are generally less sensitive to interest rate changes than fixed rate instruments.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Floating Rate Fund's performance.

·  Liquidity Risk - High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Floating Rate Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the
   Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.
Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.Muzinich.com or by calling the Fund toll-free at 1-855-MUZINICH or 1-855-689-4642.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 12, 2012
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Muzinich High Income Floating Rate Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Muzinich High Income Floating Rate Fund (the "Floating Rate Fund" or the
"Fund") seeks to provide a high level of income with a focus on principal
		preservation and reduced exposure to changes in interest rates.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under "Choosing a
Share Class" on Page 41 of the Prospectus and "Additional Purchase and
		Redemption Information" on Page 32 of the SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Floating Rate Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
		Fund's performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Floating Rate Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
		Expense Caps in the first two years).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Floating Rate Fund normally invests at least 80% of its net assets in floating rate bonds or loans. The Fund's portfolio is typically well-diversified in such bonds or loans (i.e., bonds or loans for which the portfolio's risk from a rising interest rate environment is low because the interest rates of the holdings "float" or reset periodically), below investment grade floating rate bank loans and notes that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. The Fund typically purchases securities rated from BB+ to B- by Standard & Poor's, Ba1 through B3 by Moody's, or which are deemed equivalent by the Advisor.
Instruments that fall in this rating category are also known as high yield bonds (or loans) or "junk bonds." The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. Floating rate instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 25% of its net assets in foreign securities, of which 10% may include securities in emerging market countries.
The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield floating rate instruments, it relies principally on its own research and investment analysis. The Advisor selects floating rate bonds and loans based on a rigorous bottom-up evaluation of each company and each security in the Fund's portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.

The Advisor seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with interest rates that reset periodically. The Advisor believes that this floating rate approach reduces the risk to the portfolio from rising interest rates.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the
Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.
The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the
		amount of defaulted securities the Fund may hold.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Floating Rate Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The Floating Rate Fund is actively managed with discretion and may underperform market indices or other funds.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The Floating Rate Fund's
   investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities.
   High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield"
   securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Floating
   Rate Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Floating Rate Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds, loans and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The Floating Rate Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Debt/Fixed Income Securities Risk - The value of your investment in the
   Floating Rate Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the
   Floating Rate Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Floating Rate Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Bonds and loans may decline in value.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with floating rate coupons, such as those in this Fund are generally less sensitive to interest rate changes than fixed rate instruments.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Floating Rate Fund's performance.

·  Liquidity Risk - High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Floating Rate Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the
   Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they
		grade.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Floating Rate Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.Muzinich.com or by calling the Fund toll-free at 1-855-MUZINICH
		or 1-855-689-4642.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-MUZINICH or 1-855-689-4642
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.Muzinich.com
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.74%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	807
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	289
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	258

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.70% and 0.60%, respectively, of the Floating Rate Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund
Muzinich U.S. High Yield Corporate Bond Fund
Investment Objective
The Muzinich U.S. High Yield Corporate Bond Fund (the "U.S. High Yield Fund" or the "Fund") seeks to provide a high level of income on a risk-adjusted basis over a full market cycle.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. High Yield Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under "Choosing a
Share Class" on Page 41 of the Prospectus and "Additional Purchase and
Redemption Information" on Page 32 of the SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Muzinich U.S. High Yield Corporate Bond Fund	Class A Shares	Institutional Shares	Supra Institutional Shares
Maximum Front End Sales Charge	4.25%	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Muzinich U.S. High Yield Corporate Bond Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.76%	0.71%	0.64%
Shareholder Servicing Fees		0.10%	0.10%
Total Other Expenses	[1]	0.86%	0.81%	0.64%
Total Annual Fund Operating Expenses		1.66%	1.36%	1.19%
Fee Waiver and/or Expense Reimbursement		(0.61%)	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	0.75%	0.58%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.75% and 0.58%, respectively, of the U.S. High Yield Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The example below is intended to help you compare the cost of investing in the
U.S. High Yield Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
Expense Caps in the first two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Muzinich U.S. High Yield Corporate Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	528	809
Institutional Shares	77	307
Supra Institutional Shares	59	253

Portfolio Turnover
The U.S. High Yield Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
The U.S. High Yield Fund normally invests at least 80% of its net assets in high yield bonds of U.S. corporations (commonly referred to as "junk" bonds). The
Fund's portfolio is typically well-diversified with below investment grade bonds issued by U.S. corporations that the Advisor believes have attractive risk/reward characteristics. The Fund focuses on bonds rated BB+ to B- by
Standard & Poor's or Ba1 to B3 by Moody's, or which are deemed equivalent by the
Advisor. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. These bonds are considered the higher-rated and
"better quality" part of the high yield market. High yield bonds in which the
Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may also invest up to
20% of its net assets in bank loans, including floating rate loans. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Advisor selects bonds based on a rigorous bottom-up evaluation of each company in the portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond issuance. The Fund typically invests in highly leveraged companies.

The Advisor does not manage the Fund to any particular duration. Rather, the securities within the Fund's portfolio are consistent with general market duration, averaging between two to four years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.)

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the
Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the U.S. High Yield Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The U.S. High Yield Fund is actively managed with discretion and may underperform market indices or other funds.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The U.S. High Yield
   Fund's investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield" securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the U.S. High
   Yield Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the U.S. High Yield Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The U.S. High Yield Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Debt/Fixed Income Securities Risk - The value of your investment in the U.S.
   High Yield Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the
   Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the
   U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the U.S. High Yield Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the U.S. High Yield
   Fund's performance.

·  Liquidity Risk - High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price. The U.S. High Yield Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the
   Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.Muzinich.com or by calling the Fund toll-free at 1-855-MUZINICH or 1-855-689-4642.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 12, 2012
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Muzinich U.S. High Yield Corporate Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Muzinich U.S. High Yield Corporate Bond Fund (the "U.S. High Yield Fund" or the "Fund") seeks to provide a high level of income on a risk-adjusted basis over a full market cycle.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. High Yield Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under "Choosing a
Share Class" on Page 41 of the Prospectus and "Additional Purchase and
		Redemption Information" on Page 32 of the SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The U.S. High Yield Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected
		in annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
U.S. High Yield Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
		Expense Caps in the first two years).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The U.S. High Yield Fund normally invests at least 80% of its net assets in high yield bonds of U.S. corporations (commonly referred to as "junk" bonds). The
Fund's portfolio is typically well-diversified with below investment grade bonds issued by U.S. corporations that the Advisor believes have attractive risk/reward characteristics. The Fund focuses on bonds rated BB+ to B- by
Standard & Poor's or Ba1 to B3 by Moody's, or which are deemed equivalent by the
Advisor. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. These bonds are considered the higher-rated and
"better quality" part of the high yield market. High yield bonds in which the
Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may also invest up to
20% of its net assets in bank loans, including floating rate loans. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Advisor selects bonds based on a rigorous bottom-up evaluation of each company in the portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond issuance. The Fund typically invests in highly leveraged companies.

The Advisor does not manage the Fund to any particular duration. Rather, the securities within the Fund's portfolio are consistent with general market duration, averaging between two to four years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.)

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the
Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the
		amount of defaulted securities the Fund may hold.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the U.S. High Yield Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The U.S. High Yield Fund is actively managed with discretion and may underperform market indices or other funds.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The U.S. High Yield
   Fund's investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield" securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the U.S. High
   Yield Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the U.S. High Yield Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The U.S. High Yield Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Debt/Fixed Income Securities Risk - The value of your investment in the U.S.
   High Yield Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the
   Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the
   U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the U.S. High Yield Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the U.S. High Yield
   Fund's performance.

·  Liquidity Risk - High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price. The U.S. High Yield Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the
   Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often
		compensated by the same issuers whose securities they grade.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the U.S. High Yield Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.Muzinich.com or by calling the Fund toll-free at 1-855-MUZINICH
		or 1-855-689-4642.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-MUZINICH or 1-855-689-4642
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.Muzinich.com
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.76%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	809
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.71%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	307
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	253

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.75% and 0.58%, respectively, of the U.S. High Yield Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund
Muzinich Credit Opportunities Fund
Investment Objective
The Muzinich Credit Opportunities Fund (the "Credit Opportunities Fund" or the "Fund") seeks primarily to provide high yield income and capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Opportunities Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under
"Choosing a Share Class" on Page 41 of the Prospectus and "Additional Purchase
and Redemption Information" on Page 32 of the SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Muzinich Credit Opportunities Fund	Class A Shares	Institutional Shares	Supra Institutional Shares
Maximum Front End Sales Charge	4.25%	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Muzinich Credit Opportunities Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.74%	0.74%	0.64%
Shareholder Servicing Fees		0.10%	0.10%
Interest Expense on Short Positions		1.00%	1.00%	1.00%
Total Other Expenses	[1]	1.84%	1.84%	1.64%
Total Annual Fund Operating Expenses		2.69%	2.44%	2.24%
Fee Waiver and/or Expense \ Reimbursement		(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	2.05%	1.80%	1.60%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.80% and 0.60%, respectively, of the Credit Opportunities Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The example below is intended to help you compare the cost of investing in the
Credit Opportunities Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
Expense Caps in the first two years).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Muzinich Credit Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	624	1,105
Institutional Shares	183	635
Supra Institutional Shares	163	574

Portfolio Turnover
The Credit Opportunities Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Fund's performance.
Principal Investment Strategies
The Credit Opportunities Fund normally invests at least 80% of its net assets in below investment grade corporate bonds, bank loans and bank loan participations, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. The Fund focuses on bonds that are rated BB+ through B- by Standard & Poor's ("S&P") or
Ba1 through B3 by Moody's, but may invest in securities rated as low as D by
S&P or C by Moody's, or which are deemed equivalent by the Advisor. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter.
High yield bonds and loans in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 50% of its net assets in foreign securities, of which 25% may include securities in emerging market countries.
As part of its strategy, the Fund may borrow money (or leverage) up to 33 1/3% of its assets to pursue additional investments. The Fund may also engage in short sales. The dollar amount of short sales at any one time may not exceed 33 1/3% of the net assets of the Fund. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Advisor selects bonds and bank loans based on a rigorous bottom-up evaluation of each company and each security in the portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.

The Advisor does not manage the Fund to any particular duration. Rather, depending on the mix of securities within the Fund's portfolio, the average duration may be between two to five years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.)

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the
Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may use derivatives for leverage. The
Fund may also use derivatives to manage cash. By investing in derivatives, the
Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The Credit Opportunities Fund is actively managed with discretion and may underperform other mutual funds with similar investment objectives.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The Credit Opportunities
   Fund's investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield" securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Credit
   Opportunities Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Credit Opportunities Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The Credit Opportunities Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Debt/Fixed Income Securities Risk - The value of your investment in the Credit
   Opportunities Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the
   Credit Opportunities Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Credit Opportunities Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses.
   Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Credit Opportunities
   Fund's performance.

·  Leverage Risk - The risk created by certain transactions of the Fund, such as borrowing, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

·  Liquidity Risk - High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Credit Opportunities Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

·  Short Sale Risk - The risk of entering into short sales includes the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.Muzinich.com or by calling the Fund toll-free at 1-855-MUZINICH or 1-855-689-4642.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 12, 2012
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Muzinich Credit Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Muzinich Credit Opportunities Fund (the "Credit Opportunities Fund" or the "Fund") seeks primarily to provide high yield income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Opportunities Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds. More information about these and other discounts is available from your financial professional and under
"Choosing a Share Class" on Page 41 of the Prospectus and "Additional Purchase
		and Redemption Information" on Page 32 of the SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Credit Opportunities Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
		Example, affect the Fund's performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Muzinich Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Credit Opportunities Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the
		Expense Caps in the first two years).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Credit Opportunities Fund normally invests at least 80% of its net assets in below investment grade corporate bonds, bank loans and bank loan participations, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. The Fund focuses on bonds that are rated BB+ through B- by Standard & Poor's ("S&P") or
Ba1 through B3 by Moody's, but may invest in securities rated as low as D by
S&P or C by Moody's, or which are deemed equivalent by the Advisor. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter.
High yield bonds and loans in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 50% of its net assets in foreign securities, of which 25% may include securities in emerging market countries.
As part of its strategy, the Fund may borrow money (or leverage) up to 33 1/3% of its assets to pursue additional investments. The Fund may also engage in short sales. The dollar amount of short sales at any one time may not exceed 33 1/3% of the net assets of the Fund. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Advisor selects bonds and bank loans based on a rigorous bottom-up evaluation of each company and each security in the portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.

The Advisor does not manage the Fund to any particular duration. Rather, depending on the mix of securities within the Fund's portfolio, the average duration may be between two to five years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.)

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the
Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may use derivatives for leverage. The
Fund may also use derivatives to manage cash. By investing in derivatives, the
Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager's expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager's expectations. Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the
		amount of defaulted securities the Fund may hold.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Active Management Risk - The Credit Opportunities Fund is actively managed with discretion and may underperform other mutual funds with similar investment objectives.

·  Bank Debt Risk - Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Below Investment Grade Securities (Junk Bond) Risk - The Credit Opportunities
   Fund's investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield" securities may turn negative, and these types of securities may become classified as "high risk."

·  Counterparty Risk - Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Credit
   Opportunities Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

·  Credit Risk - The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Credit Opportunities Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

·  Currency Risk and Hedging Risk - The Credit Opportunities Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

·  Debt/Fixed Income Securities Risk - The value of your investment in the Credit
   Opportunities Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The degree of risk for a particular security may be reflected in its credit rating.

·  Derivatives Risk - The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Floating Rate Loan Risk - The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale.

·  Foreign Securities and Emerging Markets Risk - Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the
   Credit Opportunities Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

·  Impairment of Collateral Risk - The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Credit Opportunities Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

·  Interest Rate Risk - In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.

·  Investment Company and Exchange-Traded Fund Risk - Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses.
   Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

·  Issuer Risk - An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Credit Opportunities
   Fund's performance.

·  Leverage Risk - The risk created by certain transactions of the Fund, such as borrowing, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

·  Liquidity Risk - High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Credit Opportunities Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

·  Market Risk - The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

·  New Fund Risk - The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Ratings Agencies Risk - The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

·  Short Sale Risk - The risk of entering into short sales includes the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms,
		causing a loss to the Fund.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year.
At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.Muzinich.com or by calling the Fund toll-free at 1-855-MUZINICH
		or 1-855-689-4642.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-MUZINICH or 1-855-689-4642
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.Muzinich.com
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.74%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Interest Expense on Short Positions	rr_Component3OtherExpensesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Fee Waiver and/or Expense \ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,105
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.74%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.10%
Interest Expense on Short Positions	rr_Component3OtherExpensesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver and/or Expense \ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	635
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets
Interest Expense on Short Positions	rr_Component3OtherExpensesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense \ Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	574

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Class A Shares, Institutional Shares and Supra Institutional Shares to 1.05%, 0.80% and 0.60%, respectively, of the Credit Opportunities Fund's average daily net assets through March 31, 2014 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after March 31, 2014, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.